OTHER INCOME	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER INCOME
6.	OTHER INCOME

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Sundry income – third parties	-	25	-
Interest income from bank – third parties	1	1	-

	1	26	-